Deferred Revenue - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Advances From Customers
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 79,718	$ 363,787
PRC Government for Stockpiling of H5N1 and Hepatitis A Vaccines
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 223	$ 218